S000073837 [Member] Average Annual Total Returns	12 Months Ended	38 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	8.93%
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.41%	5.08%
iShares ESG Optimized MSCI USA Min Vol Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent	13.21%	5.12%
Performance Inception Date		Nov. 02, 2021
iShares ESG Optimized MSCI USA Min Vol Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	4.68%
iShares ESG Optimized MSCI USA Min Vol Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.14%	3.90%